Organization and Description of Business (Details)	Dec. 31, 2012 sqft Properties	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft
Real Estate Properties [Line Items]
Number of Properties	6
Net Rentable Square Feet	3,390,938	1,685,448	2,226,339
Los Angeles Central Business District, California [Member]
Real Estate Properties [Line Items]
Number of Properties	5
Net Rentable Square Feet	6,400,000
Percentage Leased	78.40%
Los Angeles Central Business District, California [Member] | Parking [Member]
Real Estate Properties [Line Items]
Net Rentable Square Feet	2,600,000
Parking Spaces	8,057
Plaza Las Fuentes
Real Estate Properties [Line Items]
Number of Properties	1
Net Rentable Square Feet	200,000
Percentage Leased	100.00%